Derivative instruments (Tables)	12 Months Ended
Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Ineffectiveness Related to Derivatives and Hedging Relationships Recorded in Income
Ineffectiveness related to derivatives and hedging relationships was recorded in income as follows:

Ineffectiveness	Year ended Dec. 31,
(in millions)	2016	2015	2014
Fair value hedges of securities	$(0.5)	$4.1	$(20.6)
Fair value hedges of long-term debt	(3.1)	(6.3)	(14.6)
Cash flow hedges	—	—	0.1
Other (a)	—	—	(0.1)
Total	$(3.6)	$(2.2)	$(35.2)

(a)	Includes ineffectiveness recorded on foreign exchange hedges.

Impact of Derivative Instruments on Balance Sheet
The following table summarizes the notional amount and credit exposure of our total derivative portfolio at Dec. 31, 2016 and Dec. 31, 2015.

Impact of derivative instruments on the balance sheet	Notional value		Asset derivatives fair value		Liability derivatives fair value
(in millions)	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015
Derivatives designated as hedging instruments: (a)
Interest rate contracts	$29,683	$25,768	$415	$497	$545	$372
Foreign exchange contracts	7,796	6,839	369	219	52	20
Total derivatives designated as hedging instruments			$784	$716	$597	$392
Derivatives not designated as hedging instruments: (b)
Interest rate contracts	$325,412	$519,428	$7,587	$10,044	$7,633	$9,962
Foreign exchange contracts	530,729	576,253	6,104	4,905	6,103	4,682
Equity contracts	1,167	1,923	46	127	112	151
Credit contracts	160	319	—	8	3	1
Total derivatives not designated as hedging instruments			$13,737	$15,084	$13,851	$14,796
Total derivatives fair value (c)			$14,521	$15,800	$14,448	$15,188
Effect of master netting agreements (d)			(10,257)	(11,115)	(10,047)	(10,869)
Fair value after effect of master netting agreements			$4,264	$4,685	$4,401	$4,319

(a)	The fair value of asset derivatives and liability derivatives designated as hedging instruments is recorded as other assets and other liabilities, respectively, on the balance sheet.

(b)	The fair value of asset derivatives and liability derivatives not designated as hedging instruments is recorded as trading assets and trading liabilities, respectively, on the balance sheet.

(c)	Fair values are on a gross basis, before consideration of master netting agreements, as required by ASC 815, Derivatives and Hedging.

(d)
Effect of master netting agreements includes cash collateral received and paid of $1,119 million and $909 million, respectively, at Dec. 31, 2016, and $792 million and $546 million, respectively, at Dec. 31, 2015.

Impact of Derivative Instruments on Income Statement

Impact of derivative instruments on the income statement (in millions)
Derivatives in fair value hedging relationships	Location of gain or (loss) recognized in income on derivatives	Gain or (loss) recognized in income on derivatives Year ended Dec. 31,			Location of gain or(loss) recognized in income on hedged item	Gain or (loss) recognized in hedged item Year ended Dec. 31,
		2016	2015	2014		2016	2015	2014
Interest rate contracts	Net interest revenue	$(274)	$(85)	$(921)	Net interest revenue	$270	$83	$886

Derivatives in cash flow hedging relationships	Gain or (loss) recognized in accumulated OCI on derivatives (effective portion) Year ended Dec. 31,			Location of gain or (loss) reclassified from accumulated OCI into income (effective portion)	Gain or (loss) reclassified from accumulated OCI into income (effective portion) Year ended Dec. 31,			Location of gain or (loss) recognized in income on derivatives (ineffective portion and amount excluded from effectiveness testing)	Gain or (loss) recognized in income on derivatives (ineffectiveness portion and amount excluded from effectiveness testing) Year ended Dec. 31,
	2016	2015	2014		2016	2015	2014		2016	2015	2014
FX contracts	$(18)	$(1)	$(2)	Net interest revenue	$(18)	$(1)	$(2)	Net interest revenue	$—	$—	$—
FX contracts	—	—	(6)	Other revenue	—	—	(3)	Other revenue	—	—	0.1
FX contracts	(16)	9	36	Trading revenue	(16)	9	36	Trading revenue	—	—	—
FX contracts	(18)	(8)	(6)	Salary expense	(11)	(19)	10	Salary expense	—	—	—
Total	$(52)	$—	$22		$(45)	$(11)	$41		$—	$—	$0.1

Derivatives in net investment hedging relationships	Gain or (loss) recognized in accumulated OCI on derivatives (effective portion) Year ended Dec. 31,			Location of gain or (loss) reclassified from accumulated OCI into income (effective portion)	Gain or (loss) reclassified from accumulated OCI into income (effective portion) Year ended Dec. 31,			Location of gain or (loss) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)	Gain or (loss) recognized in income on derivatives (ineffectiveness portion and amount excluded from effectiveness testing) Year ended Dec. 31,
	2016	2015	2014		2016	2015	2014		2016	2015	2014
FX contracts	$652	$474	$(367)	Net interest revenue	$—	$1	$(1)	Other revenue	$—	$—	$(0.1)

Revenue from Foreign Exchange and Other Trading
Revenue from foreign exchange and other trading included the following:

Foreign exchange and other trading revenue	Year ended Dec. 31,

(in millions)	2016	2015	2014
Foreign exchange	$687	$743	$578
Other trading revenue (loss)	14	25	(8)
Total foreign exchange and other trading revenue	$701	$768	$570

Fair Value of Derivative Contracts Falling under Early Termination Provisions that were in Net Liability Position
The following table shows the fair value of contracts falling under early termination provisions that were in net liability positions as of Dec. 31, 2016 for three key ratings triggers:

If The Bank of New York Mellon’s rating was changed to (Moody’s/S&P)	Potential close-out exposures (fair value) (a)
A3/A-	$121	million
Baa2/BBB	$805	million
Ba1/BB+	$2,066	million

(a)	The amounts represent potential total close-out values if The Bank of New York Mellon’s rating were to immediately drop to the indicated levels.

Offsetting Assets
The following tables present derivative instruments and financial instruments that are either subject to an enforceable netting agreement or offset by collateral arrangements. There were no derivative instruments or financial instruments subject to a legally enforceable netting agreement for which we are not currently netting.

Offsetting of derivative assets and financial assets at Dec. 31, 2016
	Gross assets recognized	Gross amounts offset in the balance sheet		Net assets recognized on the balance sheet	Gross amounts not offset in the balance sheet
(in millions)			(a)		Financial instruments	Cash collateral received	Net amount
Derivatives subject to netting arrangements:
Interest rate contracts	$7,205	$6,047		$1,158	$321	$—	$837
Foreign exchange contracts	5,265	4,172		1,093	202	—	891
Equity and other contracts	44	38		6	—	—	6
Total derivatives subject to netting arrangements	12,514	10,257		2,257	523	—	1,734
Total derivatives not subject to netting arrangements	2,007	—		2,007	—	—	2,007
Total derivatives	14,521	10,257		4,264	523	—	3,741
Reverse repurchase agreements	17,588	481	(b)	17,107	17,104	—	3
Securities borrowing	8,694	—		8,694	8,425	—	269
Total	$40,803	$10,738		$30,065	$26,052	$—	$4,013

(a)	Includes the effect of netting agreements and net cash collateral received. The offset related to the OTC derivatives was allocated to the various types of derivatives based on the net positions.

(b)
Offsetting of reverse repurchase agreements relates to our involvement in the Fixed Income Clearing Corporation, where we settle government securities transactions on a net basis for payment and delivery through the Fedwire system.

Offsetting of derivative assets and financial assets at Dec. 31, 2015
	Gross assets recognized	Gross amounts offset in the balance sheet		Net assets recognized on the balance sheet	Gross amounts not offset in the balance sheet
(in millions)			(a)		Financial instruments	Cash collateral received	Net amount
Derivatives subject to netting arrangements:
Interest rate contracts	$9,554	$8,071		$1,483	$432	$—	$1,051
Foreign exchange contracts	3,981	2,981		1,000	63	—	937
Equity and other contracts	123	63		60	—	—	60
Total derivatives subject to netting arrangements	13,658	11,115		2,543	495	—	2,048
Total derivatives not subject to netting arrangements	2,142	—		2,142	—	—	2,142
Total derivatives	15,800	11,115		4,685	495	—	4,190
Reverse repurchase agreements	17,088	357	(b)	16,731	16,726	—	5
Securities borrowing	7,630	—		7,630	7,373	—	257
Total	$40,518	$11,472		$29,046	$24,594	$—	$4,452

(a)	Includes the effect of netting agreements and net cash collateral received. The offset related to the OTC derivatives was allocated to the various types of derivatives based on the net positions.

(b)
Offsetting of reverse repurchase agreements relates to our involvement in the Fixed Income Clearing Corporation, where we settle government securities transactions on a net basis for payment and delivery through the Fedwire system.

Offsetting Liabilities

Offsetting of derivative liabilities and financial liabilities at Dec. 31, 2016
	Gross liabilities recognized	Gross amounts offset in the balance sheet		Net liabilities recognized on the balance sheet	Gross amounts not offset in the balance sheet
(in millions)			(a)		Financial instruments	Cash collateral pledged	Net amount
Derivatives subject to netting arrangements:
Interest rate contracts	$8,116	$6,634		$1,482	$1,266	$—	$216
Foreign exchange contracts	4,957	3,363		1,594	355	—	1,239
Equity and other contracts	104	50		54	54	—	—
Total derivatives subject to netting arrangements	13,177	10,047		3,130	1,675	—	1,455
Total derivatives not subject to netting arrangements	1,271	—		1,271	—	—	1,271
Total derivatives	14,448	10,047		4,401	1,675	—	2,726
Repurchase agreements	8,703	481	(b)	8,222	8,222	—	—
Securities lending	1,615	—		1,615	1,522	—	93
Total	$24,766	$10,528		$14,238	$11,419	$—	$2,819

(a)	Includes the effect of netting agreements and net cash collateral paid. The offset related to the OTC derivatives was allocated to the various types of derivatives based on the net positions.

(b)
Offsetting of repurchase agreements relates to our involvement in the Fixed Income Clearing Corporation, where we settle government securities transactions on a net basis for payment and delivery through the Fedwire system.

Offsetting of derivative liabilities and financial liabilities at Dec. 31, 2015
	Gross liabilities recognized	Gross amounts offset in the balance sheet		Net liabilities recognized on the balance sheet	Gross amounts not offset in the balance sheet
(in millions)			(a)		Financial instruments	Cash collateral pledged	Net amount
Derivatives subject to netting arrangements:
Interest rate contracts	$10,188	$8,235		$1,953	$1,795	$—	$158
Foreign exchange contracts	3,409	2,567		842	274	—	568
Equity and other contracts	145	67		78	71	—	7
Total derivatives subject to netting arrangements	13,742	10,869		2,873	2,140	—	733
Total derivatives not subject to netting arrangements	1,446	—		1,446	—	—	1,446
Total derivatives	15,188	10,869		4,319	2,140	—	2,179
Repurchase agreements	7,737	357	(b)	7,380	7,380	—	—
Securities lending	1,801	—		1,801	1,727	—	74
Total	$24,726	$11,226		$13,500	$11,247	$—	$2,253

(a)	Includes the effect of netting agreements and net cash collateral paid. The offset related to the OTC derivatives was allocated to the various types of derivatives based on the net positions.

(b)
Offsetting of repurchase agreements relates to our involvement in the Fixed Income Clearing Corporation, where we settle government securities transactions on a net basis for payment and delivery through the Fedwire system.

Transfer of Certain Financial Assets Accounted for as Secured Borrowings
The following tables present the contract value of repurchase agreements and securities lending transactions accounted for as secured borrowings by the type of collateral provided to counterparties.

Repurchase agreements and securities lending transactions accounted for as secured borrowings at Dec. 31, 2016
	Remaining contractual maturity of the agreements
(in millions)	Overnight and continuous	Up to 30 days	30 days or more	Total
Repurchase agreements:
U.S. Treasury	$2,488	$4	$—	$2,492
U.S. government agencies	396	10	—	406
Agency RMBS	3,294	386	—	3,680
Corporate bonds	304	—	694	998
Other debt securities	146	—	563	709
Equity securities	375	—	43	418
Total	$7,003	$400	$1,300	$8,703
Securities lending:
U.S. government agencies	$39	$—	$—	$39
Other debt securities	477	—	—	477
Equity securities	1,099	—	—	1,099
Total	$1,615	$—	$—	$1,615
Total borrowings	$8,618	$400	$1,300	$10,318

Repurchase agreements and securities lending transactions accounted for as secured borrowings at Dec. 31, 2015
	Remaining contractual maturity of the agreements
(in millions)	Overnight and continuous	Up to 30 days	30 days or more	Total
Repurchase agreements:
U.S. Treasury	$2,226	$—	$—	$2,226
U.S. government agencies	319	42	5	366
Agency RMBS	3,158	—	—	3,158
Corporate bonds	372	—	665	1,037
Other debt securities	106	—	149	255
Equity securities	664	—	31	695
Total	$6,845	$42	$850	$7,737
Securities lending:
U.S. government agencies	$35	$—	$—	$35
Other debt securities	254	—	—	254
Equity securities	1,512	—	—	1,512
Total	$1,801	$—	$—	$1,801
Total borrowings	$8,646	$42	$850	$9,538